Commitments and Contingencies (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 19, 2023	Aug. 16, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Credit remaining technical services					$ 3,600,000		$ 3,600,000		$ 4,100,000
Payment for future technical services									10,000,000
Restructuring costs						$ 243,000		$ 3,927,000
Non-cash expenses							268,000
Supplier paid	$ 1,000,000
Aggregate payments							1,100,000
Shares to supplier (in Shares)				600,000
Share-based termination liability									6,349,000
Settlement agreement amount									600,000
Share-based termination liability									1,300,000
Exceeds per share (in Dollars per share)					$ 12		$ 12
Aggregate purchase price					$ (52,301,000)
Prepaid balance									$ 5,400,000
Common stock issued (in Shares)					32,337,550		32,337,550		3,335,889
Federal excise tax			1.00%		21.00%		21.00%
Percentage of excise tax fair market value							1.00%
Percentage of estimated interest							10.00%
Underpayment penalty percentage					5.00%		5.00%
Unpaid total liability percentage							25.00%
Restructuring costs					$ 0	$ 200,000	$ 0	$ 3,900,000
Supplier fixed amount		$ 1,000,000					100,000
Supplier shares issued (in Shares)	150,000
Supply agreement termination							0		$ 2,200,000
Accounts payable									400,000
Stock Options [Member]
Commitments and Contingencies (Details) [Line Items]
Non-cash expenses							$ 100,000
Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issued (in Shares)					7,047,500		7,047,500
Supply Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Supplier paid							$ 400,000
Shares to supplier (in Shares)							150,000
Share-based termination liability									1,200,000
Supplier shares issued (in Shares)		150,000
Ginkgo [Member]
Commitments and Contingencies (Details) [Line Items]
Credit											$ 5,000,000
BOLT THREADS, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Credit remaining technical services									4,100,000	$ 9,900,000
Payment for future technical services									10,000,000
prepaid balance									5,400,000
Restructuring costs									3,973,000
Accrued expenses and other current liabilities									200,000
Supplier paid	$ 1,000,000	$ 1,000,000							200,000
Aggregate payments									1,100,000
Shares to supplier (in Shares)				600,000
Share-based termination liability		1,200,000							6,349,000
Loss on agreement termination		$ 2,200,000
Settlement agreement amount									600,000
Accounts payable									400,000
Share-based termination liability									$ 1,300,000
Weighted average price of common stock (in Dollars per share)									$ 12.5
Trading days									20 years
Consecutive trading days									30 years
Common stock issued (in Shares)									11,312,318	10,470,533
Federal excise tax									21.00%	21.00%
Supplier shares issued (in Shares)	150,000
BOLT THREADS, INC. [Member] | Stock Options [Member]
Commitments and Contingencies (Details) [Line Items]
Non-cash expenses									$ 100,000
BOLT THREADS, INC. [Member] | Supply Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Supplier paid									100,000
Shares to supplier (in Shares)		150,000
BOLT THREADS, INC. [Member] | Ginkgo [Member]
Commitments and Contingencies (Details) [Line Items]
Credit											$ 5,000,000
Charges received									900,000	$ 1,300,000
Credit remaining technical services									$ 0	$ 3,100,000
Sponsor [Member] | BOLT THREADS, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Shares to supplier (in Shares)									1,437,500
Class A Common stock | BOLT THREADS, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate purchase price									$ 27,900,000
Class A Common stock | Sponsor [Member] | BOLT THREADS, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of shares issued (in Shares)									800,000
Exceeds per share (in Dollars per share)									$ 10
Aggregate purchase price									$ 8,000,000
Private Placement [Member] | Class A Common stock | BOLT THREADS, INC. [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of shares issued (in Shares)									2,787,457
Exceeds per share (in Dollars per share)									$ 10